Share-based payments	12 Months Ended
Dec. 31, 2011
Share-based payments [Abstract]
Share-based payments

14. Share-based payments

Effective on January 1, 2008, the board of directors and shareholders of the SearchMedia International approved and adopted the 2008 Share Inventive Plan (the “Share Incentive Plan”) which provides for the granting of up to 1,796,492 share options and restricted share units to the eligible employees to subscribe for ordinary shares of SearchMedia International. The granted stock options and restricted share units were subsequently converted into SearchMedia Holdings’ stock options and restricted shares on October 30, 2009 pursuant to the Share Exchange Agreements.

In August 2010, the Board approved an increase of the number of authorized shares to be awarded under the Share Incentive Plan from 1,796,492 to 3,000,000 shares which may be granted to designated employees, directors and consultants of the Company.

(a) Share options

Details of stock options activity during the years ended December 31, 2009, 2010 and 2011 was as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2009	8,840,000	$0.79		$432
Granted	1,650,000	0.53		33
Forfeited	(4,215,000)	0.69		(149)

Balance as of October 30, 2009	6,275,000
Converted into IDI options	423,797	3.19		1,253

Balance as of December 31, 2009	423,797	3.19		1,253

Granted	770,000	5.47		1,924
Exercised	(86,673)	0.01		(345)
Forfeited	(102,263)	2.69		(316)

Balance as of December 31, 2010	1,004,861	2.13		1,253

Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)

Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880

Options exercisable at December 31, 2011	530,077	5.56	7.6 years

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2009	2010	2011
Risk-free rate of return	3.43%	2.744%-4.142%	2.35%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	40.30%	64.00%	102.20%
Dividend yield	0%	0%	0%

The expected volatility in the table above was based on the actual volatility of the Company’s ordinary shares.

Because the Company’s share options have certain characteristics that are significantly different from traded options, and because changes in the subjective assumptions can materially affect the estimated value, in management’s opinion, the existing valuation model may not provide an accurate measure of the fair value of the Company’s share options. Although the fair value of share options is determined in accordance with ASC Topic 718, “Compensation—Stock Compensation”, using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

The Company has accounted for these options in accordance with ASC Topic 718, “Compensation—Stock Compensation”, by measuring compensation cost based on the grant-date fair value and recognizing the cost over the period during which an employee is required to provide service in exchange for the award.

During first quarter of 2010, 545,000 options, at exercise prices ranging from $6.05 to $7.4, to purchase common shares of the Company were granted to senior executives of the Company with the options vesting one-third annually over a three year period. A total of 225,000 options, at exercise price of $7.14, were also granted to Board members with vesting one year from the date of grant. The fair value of these options at grant date was $1,924.

On August 20, 2010, one of the senior executives of the Company agreed to cancel 225,000 options granted in the first quarter of 2010 and, upon cancellation, the senior executive was issued an option to purchase 225,000 shares of common stock at exercise price of $2.62, which vest one-third annually on the anniversary of the date of grant. The fair value of these options at grant date was $216.

On September 1, 2011, 120,000 options, at exercise prices at $1.74, to purchase common shares of the Company were granted to a senior executive of the Company with the options vesting half annually over a two year period. The fair value of these options at grant date was $123.

The amount of compensation cost recognized for these share options was $724 for the year ended December 31, 2009, of which $83 and $641 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2009, unrecognized share-based compensation cost in respect of granted share options amounted to US$388.

The amount of compensation cost recognized for these share options was $1,680 for the year ended December 31, 2010, of which $291 and $1,389 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2010, unrecognized share-based compensation cost in respect of granted share options amounted to $906.

The amount of compensation cost recognized for these share options was $662 for the year ended December 31, 2011, of which $123 and $539 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2011, unrecognized share-based compensation cost in respect of granted share options amounted to $308.

(b) Restricted share

Details of restricted share activity during the years ended December 31, 2009, 2010 and 2011 were as follows:

	Number of restricted share Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2009	3,867,000
Granted	3,000,000	$297
Forfeitures	—

Balance as of October 30, 2009	6,867,000

Converted into IDI restricted shares	463,779	1,572

Balance as of December 31, 2009	463,779

Granted	100,000	605
Exercised	(5,910)
Forfeitures	(204,604)

Balance as of December 31, 2010	353,265

Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)

Balance as of December 31, 2011	347,862		7.6 years

Units vested as of December 31, 2011	214,469		7.4 years

The Group recognized compensation cost (included in general and administrative expenses in the consolidated statements of operations) for these restricted share units of $360, $719 and $232 for the years ended December 31, 2009, 2010 and 2011, respectively. The fair value of the restricted share was estimated using the Binomial Tree option-pricing model. The assumptions used in estimating the fair value of the restricted share are the same as those related to valuation of share options set out in note 14(a).

As of December 31, 2011, unrecognized share-based compensation cost in respect of granted restricted share amounted to $143, which is expected to be recognized over a weighted average period of 4 months.